BORROWINGS (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2022
SCHEDULE OF BORROWINGS

	December 31,
	2022	2021
	US$	US$

Short-term borrowings (i)	8,978,390	3,799,427

Long-term borrowings (ii)	12,305,279	2,449,318
Less: current maturities	(4,426,000)	(344,975)
Non-current maturities	7,879,279	2,104,343

(i)	As of December 31, 2022 and 2021, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 17.0% per annum, respectively. As of December 31, 2022 and 2021, the weighted average interest rate of these borrowings was 22.4% and 15.9% per annum, respectively. The borrowings are denominated in HK$ and US$.

(ii)	As of December 31, 2022 and 2021, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 2.5% to 24.0% per annum. As of December 31, 2022 and 2021, the weighted average interest rate of these borrowings was 15.5% and 18.0% per annum, respectively. The borrowings are denominated in HK$ and US$.

As of December 31, 2022, the Company obtained loans from three members of management of the Company.

A loan of HK$4.7 million (equivalent to US$0.6 million) has been provided by Mr. Takis Wong, the Chief Operating Officer, at an interest rate of 12% per annum. The loan is unsecured and repayable in full on March 20, 2023. Another loan of HK$2.5 million (equivalent to US$0.3 million) has been provided by Mr. Alexander Kong, the Chairman, at an interest rate of 12% per annum. The loan is unsecured and repayable in full on March 28, 2023. Another loan of HK$4.7 million (equivalent to US$0.6 million) has been provided by Dr. Ronnie Hui, the Chief Executive Officer, at an interest rate of 12% per annum. The loan is unsecured and repayable in full on April 11, 2023.

(iii)	As of December 31, 2022, the Company had a loan of US$2.05 million from Noble Tack International Limited, one of the shareholders of its subsidiary, Dynamic Indonesia Holdings Limited. The loan is unsecured, interest-free and repayable on demand.

SCHEDULE OF LONG TERM BORROWINGS

As of December 31, 2022, the long-term borrowings will be due according to the following schedule:

Principal amounts
US$
For the year ending December 31,
2023	4,426,000
2024	5,368,971
2025	466,735
2026	2,043,573
Total	12,305,279